CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss) income	$ (1,673,735)	$ 140,988	$ (1,619,040)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Accrual of uncertain withholding taxes	0	0	68,925
Write down of other assets	0	1,972	228,933
Depreciation, depletion and amortization	876,676	1,156,494	1,187,217
Amortization of deferred charges	57,418	41,216	16,250
Share-based compensation	247,817	0	0
Changes in operating assets and liabilities
Accounts receivable, net	409,599	244,790	(510,760)
Other receivables	0	884,849	(319,142)
Due from related parties - current	0	107,709	0
Other assets - current	(77,419)	84,207	82,127
Other assets - non current	(184,344)	(48,784)	189,233
Accounts payable	(109,428)	(180,777)	214,243
Other current liabilities	11,296	(133)	(189)
Accrued expenses	25,373	(52,769)	106,064
Taxes payable	4,036	(155,554)	50,758
Provision of post-employment benefit	(27,083)	(303,989)	122,644
Net cash (used in) provided by operating activities	(439,794)	1,920,219	(182,737)
Cash flows from investing activities
Cash paid for oil and gas property	(545,579)	(228,389)	(1,199,773)
Purchase of property and equipment	0	(2,168)	(184,367)
Deferred charges	(500,000)	(783,123)	(305,397)
Repayment from a related party	0	160,100	94,823
Net cash used in investing activities	(1,045,579)	(853,580)	(1,594,714)
Cash flows from financing activities
Proceeds from IPO	13,650,007	0	0
Payment for IPO cost (offering cost)	(525,931)	(443,315)	0
(Repayment to) Proceeds from bank loan	174	(746,398)	1,615,112
Loan from (Repayment to) related parties	0	2,360,000	(586)
Net cash provided by financing activities	13,124,250	1,170,287	1,614,526
Effect of exchange rate changes on cash	0	0	0
Net change in cash and cash equivalents, and restricted cash	11,638,877	2,236,926	(162,925)
Cash and cash equivalents, and restricted cash at beginning of year	4,433,292	2,196,366	2,359,291
Cash and cash equivalents, and restricted cash at end of year	16,072,169	4,433,292	2,196,366
Supplementary disclosure of cash flow information:
Interest	11,991	19,614	12,721
Income tax	0	0	0
Non-cash investing and financing activities
Shareholder debts converted to capital contribution	0		0
Buyout of non-controlling interests	0	163,401	0
NCI subscription receivables transferred to the Company	0	22,955	0
Acquisition of asset retirement obligations	$ 118,640	$ 89,844	$ 0